Document And Entity Information	12 Months Ended
Mar. 31, 2022 USD ($) shares
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	BF Garden Tax Credit Fund V L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-109898
Entity Address, Address Line One	101 Arch Street,13th Floor
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02110
Entity Address, State or Province	MA
Entity Tax Identification Number	14-1897569
City Area Code	888
Local Phone Number	773-1487
Title of 12(b) Security	None
Security Exchange Name	NONE
No Trading Symbol Flag	true
Entity Central Index Key	0001267425
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding | shares	0
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float | $	$ 0
Auditor Name	CohnReznick LLP
Auditor Firm ID	596
Auditor Location	Bethesda, Maryland